REVENUES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REVENUES
Schedule of disaggregated revenue information by geographic area based upon customer's country of domicile

	Three Months Ended March 31,
	2026	2025
United States	$7,645,403	$8,254,356
India	527,150	733,987
	8,172,553	8,988,343

	Year Ended December 31,
	2025	2024
United States	$33,067,961	$20,939,197
India	$2,768,848	1,713,688
	35,836,809	22,652,885

The following table summarizes disaggregated revenue information by nature of revenue and timing of revenue recognition:

	Year Ended December 31,
	2025	2024
Product revenue
Revenue recognized at a point in time (1)	$2,982,373	$—
Total product revenue	2,982,373	—
Service revenue
Revenue recognized over a period of time (2)	32,854,436	22,652,885
Total service revenue	32,854,436	22,652,885
Total revenue	$35,836,809	$22,652,885

(1)Product revenue consists of (i) sales of ConnectM-branded heat pump products to customers, including under specific distribution agreements such as with Greentech Renewables, for which revenue is recognized at a point in time when control transfers to the customer, generally upon delivery, and (ii) sales of 4G telematics hardware units with embedded software to original equipment manufacturers (“OEMs”), for which revenue is recognized at a point in time upon transfer of control in accordance with the applicable International Commercial Terms (Incoterms) described in the respective contracts.

(2)Service revenue consists of (i) installation and maintenance services for solar energy systems and HVAC solutions across customers, (ii) logistics and delivery services provided through DeliveryCircle’s proprietary Decios platform, (iii) software manpower consultancy services and software subscription services providing access to the Company’s IIoT platform, (iv) managed solutions services including human resources and payroll administration, procurement and vendor management, marketing and lead generation, and business implementation services, and (v) distributed energy and renewables services, including engineering, procurement and construction (“EPC”) activities and sale of electricity under power purchase agreements (“PPAs”) and BTS energy service agreements. Service revenue is generally recognized over time as the customer simultaneously receives and consumes the benefits of the Company’s performance.

Schedule of contract assets and liability activity

Balance as of January 1, 2025	$206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	$167,126
Balance as of March 31, 2025	167,126

Balance as of January 1, 2026	303,910
Recognition of costs on contracts where performance obligations completed during the period	(287,375)
Deferral of costs on contracts where performance obligations were not complete	$128,806
Balance as of March 31, 2026	$145,341

Balance as of January 1, 2025	$602,469
Recognition of revenue recorded as a contract liability as of January 1, 2025	(389,375)
Customer advance payments	759,308
Balance as of March 31, 2025	972,402

Balance as of January 1, 2026	772,013
Recognition of revenue recorded as a contract liability as of January 1, 2026	(490,756)
Customer advance payments	1,362,824
Balance as of March 31, 2026	$1,644,081

The following table summarizes the contract asset activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$343,646
Deferral of costs on contracts where performance obligations were not complete	(343,646)
Balance as of December 31, 2024	206,750
Recognition of costs on contracts where performance obligations completed during the period	(206,750)
Deferral of costs on contracts where performance obligations were not complete	303,910
Balance as of December 31, 2025	$303,910

The following table summarizes the contract liability activity for the years ended December 31, 2025 and 2024:

Balance as of January 1, 2024	$1,120,817
Recognition of revenue recorded as a contract liability as of January 1, 2024	(1,075,911)
Customer advance payments	557,563
Balance as of December 31, 2024	602,469
Recognition of revenue recorded as a contract liability as of December 31, 2024	(389,375)
Adjustments for the cancelled contract	(175,312)
Customer advance payments	734,231
Balance as of December 31, 2025	$772,013

Schedule of accounts receivable and allowance for credit losses

	Year Ended December 31,
	2025	2024
Accounts receivable, current	$4,279,791	$1,897,471
Accounts receivable	—	—
Total accounts receivable	$4,279,791	$1,897,471

Less: allowance for credit losses	$(1,213,165)	$—
Total accounts receivable, net	3,066,626	1,897,471

Allowance for expected credit losses
Balance as of January 1, 2024	$—
Period change for current expected credit losses	—
Balance as of December 31, 2024	—
Period change for current expected credit losses	1,340,462
Utilization of Expected credit loss	(127,297)
Balance as of December 31, 2025	$1,213,165